SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD HIGH YIELD FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford High Yield Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations for each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.35%	0.48%	0.26%	0.16%	0.49%	0.41%	0.19%	0.09%
Total annual fund operating expenses	1.25%	2.13%	1.91%	0.81%	1.64%	1.31%	0.84%	0.74%
Less: Contractual expense reimbursement(1)	0.20%	0.33%	0.11%	0.01%	0.29%	0.26%	0.09%	0.04%
Net operating expenses(1)	1.05%	1.80%	1.80%	0.80%	1.35%	1.05%	0.75%	0.70%

(1)           Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.05% (Class A), 1.80% (Class B), 1.80% (Class C),  0.80% (Class I), 1.35% (Class R3), 1.05% (Class R4),  0.75% (Class R5) and  0.70% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$552	$810	$1,087	$1,876
B	$683	$935	$1,314	$2,211
C	$283	$589	$1,021	$2,224
I	$82	$258	$449	$1,001
R3	$137	$489	$864	$1,919
R4	$107	$390	$693	$1,556
R5	$77	$259	$457	$1,029
Y	$72	$233	$408	$915

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$552	$810	$1,087	$1,876
B	$183	$635	$1,114	$2,211
C	$183	$589	$1,021	$2,224
I	$82	$258	$449	$1,001
R3	$137	$489	$864	$1,919
R4	$107	$390	$693	$1,556
R5	$77	$259	$457	$1,029
Y	$72	$233	$408	$915

2.             Effective November 1, 2010, under the heading “Management Fee” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.6500% of the first $500 million, 0.6000% of the next $4.5 billion, 0.5800% of the next $5 billion and 0.5700% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford High Yield Municipal Bond Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None
Exchange fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—
Other expenses	0.12%	0.20%	0.14%	0.14%
Acquired Fund fees and expenses	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.95%	1.78%	1.72%	0.72%
Less: Contractual expense reimbursement(1)	0.02%	0.10%	0.04%	0.04%
Net operating expenses(1)	0.93%	1.68%	1.68%	0.68%

(1)              Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C) and 0.65% (Class I). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$541	$737	$950	$1,562
B	$671	$851	$1,155	$1,867
C	$271	$538	$930	$2,027
I	$69	$226	$397	$891

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$541	$737	$950	$1,562
B	$171	$551	$955	$1,867
C	$171	$538	$930	$2,027
I	$69	$226	$397	$891

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) contractually limit expenses for the Fund’s Class A, Class B and Class C shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and  Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None
Exchange fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—
Other expenses	0.28%	0.41%	0.21%	0.09%
Total annual fund operating expenses	1.08%	1.96%	1.76%	0.64%
Less: Contractual expense reimbursement(1)	0.13%	0.26%	0.06%	—
Net operating expenses(1)	0.95%	1.70%	1.70%	0.64%

(1)                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.95% (Class A), 1.70% (Class B), 1.70% (Class C) and 0.65% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$766	$1,007	$1,697
B	$673	$890	$1,233	$2,036
C	$273	$548	$949	$2,068
Y	$65	$205	$357	$798

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$766	$1,007	$1,697
B	$173	$590	$1,033	$2,036
C	$173	$548	$949	$2,068
Y	$65	$205	$357	$798

2.             Effective November 1, 2010, under the heading “Management Fee” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.5500% of the first $500 million, 0.5000% of the next $500 million, 0.4750% of the next $4 billion, 0.4550% of the next $5 billion and 0.4450% in excess of $10 billion annually of the Fund’s average daily net assets.

3.             Effective November 1, 2010, the following information is added after the section titled “Management Fee” in the above captioned Prospectus.

EXPENSE CAPS AND WAIVERS.  The following information supplements the information regarding contractual expense reimbursements under “Your Expenses.”

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C) and 0.75% (Class Y).

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD MONEY MARKET FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010,

AS LAST AMENDED AUGUST 12, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford Money Market Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class A, Class B and Class C shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.31%	0.28%	0.19%	0.26%	0.23%	0.17%	0.09%
Total annual fund operating expenses	1.01%	1.73%	1.64%	1.21%	0.93%	0.62%	0.54%
Less: Contractual expense reimbursement(1)	0.16%	0.13%	0.04%	0.06%	0.08%	0.02%	—
Net operating expenses(1)	0.85%	1.60%	1.60%	1.15%	0.85%	0.60%	0.54%

(1)                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C),  1.15% (Class R3), 0.85% (Class R4), 0.60% (Class R5) and 0.55% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$87	$306	$542	$1,222
B	$663	$832	$1,126	$1,839
C	$263	$513	$888	$1,940
R3	$117	$378	$659	$1,461
R4	$87	$288	$507	$1,136
R5	$61	$197	$344	$772
Y	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$87	$306	$542	$1,222
B	$163	$532	$926	$1,839
C	$163	$513	$888	$1,940
R3	$117	$378	$659	$1,461
R4	$87	$288	$507	$1,136
R5	$61	$197	$344	$772
Y	$55	$173	$302	$677

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD SHORT DURATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford Short Duration Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class A, Class B, Class C and Class I shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.     Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.00%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $500,000 invested)	5.00%	1.00%	None	None
Exchange fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	Y
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	—
Other expenses	0.21%	0.35%	0.20%	0.21%	0.08%
Total annual fund operating expenses	0.91%	1.80%	1.65%	0.66%	0.53%
Less: Contractual expense reimbursement(1)	0.06%	0.20%	0.05%	0.06%	—
Net operating expenses(1)	0.85%	1.60%	1.60%	0.60%	0.53%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.60% (Class I) and 0.55% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$285	$478	$688	$1,292
B	$663	$847	$1,156	$1,865
C	$263	$515	$892	$1,950
I	$61	$205	$362	$817
Y	$54	$170	$296	$665

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$285	$478	$688	$1,292
B	$163	$547	$956	$1,865
C	$163	$515	$892	$1,950
I	$61	$205	$362	$817
Y	$54	$170	$296	$665

2.     The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD STRATEGIC INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford Strategic Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class A, Class B, Class C and Class I shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None
Exchange fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	—
Other expenses	0.20%	0.28%	0.19%	0.20%	0.10%
Total annual fund operating expenses	1.00%	1.83%	1.74%	0.75%	0.65%
Less: Contractual expense reimbursement(1)	—	0.08%	—	—	—
Net operating expenses(1)	1.00%	1.75%	1.74%	0.75%	0.65%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.00% (Class A), 1.75% (Class B), 1.75% (Class C),  0.75% (Class I) and 0.65% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$754	$978	$1,620
B	$678	$868	$1,183	$1,923
C	$277	$548	$944	$2,052
I	$77	$240	$417	$930
Y	$66	$208	$362	$810

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$754	$978	$1,620
B	$178	$568	$983	$1,923
C	$177	$548	$944	$2,052
I	$77	$240	$417	$930
Y	$66	$208	$362	$810

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO

THE HARTFORD TOTAL RETURN BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure of The Hartford Total Return Bond Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) contractually limit expenses for the Fund’s Class A, Class B, Class C and Class I shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Effective November 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.26%	0.43%	0.24%	0.25%	0.40%	0.21%	0.17%	0.06%
Total annual fund operating expenses	1.02%	1.94%	1.75%	0.76%	1.41%	0.97%	0.68%	0.57%
Less: Contractual expense reimbursement(1)	0.07%	0.24%	0.05%	0.06%	0.16%	0.02%	0.03%	—
Net operating expenses(1)	0.95%	1.70%	1.70%	0.70%	1.25%	0.95%	0.65%	0.57%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.95% (Class A), 1.70% (Class B), 1.70% (Class C), 0.70% (Class I), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$753	$981	$1,636
B	$673	$886	$1,225	$2,005
C	$273	$546	$944	$2,058
I	$72	$237	$416	$937
R3	$127	$431	$756	$1,677
R4	$97	$307	$534	$1,188
R5	$66	$215	$376	$844
Y	$58	$183	$318	$714

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$753	$981	$1,636
B	$173	$586	$1,025	$2,005
C	$173	$546	$944	$2,058
I	$72	$237	$416	$937
R3	$127	$431	$756	$1,677
R4	$97	$307	$534	$1,188
R5	$66	$215	$376	$844
Y	$58	$183	$318	$714

2.             Effective November 1, 2010, under the heading “Management Fee” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.5500% of the first $500 million, 0.5000% of the next $5 million, 0.4750% of the next $4 billion, 0.4550% of the next $5 billion and 0.4450% in excess of $10 billion annually of the Fund’s average daily net assets.

3.             Effective November 1, 2010, the following information is added after the section titled “Management Fee” in the above captioned Prospectus.

EXPENSE CAPS AND WAIVERS.  The following information supplements the information regarding contractual expense reimbursements under “Your Expenses.”

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.25% (Class R3), 1.00% (Class R4), 0.85% (Class R5) and 0.75% (Class Y).

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 10, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2010, AS AMENDED AND RESTATED MAY 28, 2010
AND LAST AMENDED AUGUST 27, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

The above referenced SAI is revised as follows:

1.       At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Board”) on August 4, 2010, the Board approved changes to the fee structure for certain funds.  Accordingly, the above referenced SAI is revised as follows:

The Hartford High Yield Fund

With respect to The Hartford High Yield Fund, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% on the first $1 billion of assets.  Accordingly, effective November 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford High Yield Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6500%
Next $4.5 billion	0.6000%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

The Hartford Income Fund

With respect to The Hartford Income Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.025% on the assets over $1 billion.  Accordingly, effective November 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Income Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5000%
Next $4 billion	0.4750%
Next $5 billion	0.4550%
Amount Over $10 billion	0.4450%

The Hartford Inflation Plus Fund

With respect to The Hartford Inflation Plus Fund, HIFSCO, the Funds’ investment manager, has agreed to reduce its contractual management fee by 0.05% all asset levels.  Accordingly, effective November 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Inflation Plus Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5000%
Next $4.5 billion	0.4500%

Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

The Hartford Total Return Bond Fund

With respect to The Hartford Total Return Bond Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.025% for assets over $500 million.  Accordingly, effective November 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Total Return Bond Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5000%
Next $4 billion	0.4750%
Next $5 billion	0.4550%
Amount Over $10 billion	0.4450%

2. High Yield-High Risk Disclsoure

Effective immediately, under the heading “HIGH YIELD-HIGH RISK DEBT SECURITIES AND BANK LOANS,” the first paragraph is deleted and replaced with the following:

Any security or loan with a long-term credit rating of “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch is below investment grade. Securities and loans which are unrated but determined by a sub-adviser to be of comparable quality will also be considered below investment grade. Each fund, except the Money Market Fund and the Small/Mid Cap Equity Fund, is permitted to invest in below-investment grade securities.

This Supplement should be retained with your SAI for future reference.

2